Consolidated income statement - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Revenue	€ 1,186,282	€ 1,104,036	€ 1,085,354
Cost of sales	842,406	801,717	745,461
Gross Profit	343,876	302,319	339,893
Other operating income	8,244	9,091	10,423
Selling and marketing expenses	28,219	24,853	24,978
Research and development expenses	25,436	31,668	35,672
General and administrative expenses	99,664	93,747	88,946
Operating Profit	198,801	161,142	200,720
Finance income	12,971	13,495	6,763
Finance expense	22,666	14,349	17,930
Profit Before Tax	189,106	160,288	189,553
Income taxes	49,275	42,522	43,863
Net Profit	139,831	117,766	145,690
Net Profit attributable to:
Equity holders of the parent	139,839	117,778	145,631
Non-controlling interests	€ (8)	€ (12)	€ 59
Earnings per share
Basic earnings per common share (in EUR)	€ 0.51	€ 0.43	€ 0.55
Diluted earnings per common share (in EUR)	€ 0.51	€ 0.43	€ 0.55